December 30, 2010

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Variable Insurance Trust

Ladies and Gentlemen:

On behalf of Variable Insurance Trust, we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, its Registration Statement on Form N-1A.  Variable Insurance Trust is concurrently filing a notification of registration on Form N-8A.

If you have any questions concerning this filing, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

   /s/ Michael D. Barolsky

Michael D. Barolsky

795962.1